Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of September 30, 2020 and December 31, 2019 ($ in millions):

	September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$6.7	$—	$6.7
Total	$—	$6.7	$—	$6.7

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$5.9	$—	$5.9
Total	$—	$5.9	$—	$5.9

There were no transfers between Level 1, Level 2, or Level 3 during the three and nine months ended September 30, 2020 and 2019.

6. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of December 31, 2018 and 2019 ($ in millions):

	Fair Value Measurements
	as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$3.2	$—	$3.2
Total	$—	$3.2	$—	$3.2

	Fair Value Measurements
	as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$5.9	$—	$5.9
Total	$—	$5.9	$—	$5.9

There were no transfers between Level 1, Level 2, or Level 3 during the years ended December 31, 2018 and 2019.

Valuation of preferred stock warrant liability

The preferred stock warrant liability in the table below consists of the fair value of warrants to purchase shares of Series A convertible preferred stock that were issued in connection with a consulting services agreement in 2016 (see Note 14). The liability associated with the warrants was recorded at fair value on the dates the warrants were issued and exercisable and was subsequently remeasured to fair value at each reporting date until the warrants were exercised. The aggregate fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The Company used the Black-Scholes option pricing model, which incorporate assumptions and estimates, to value the preferred stock warrants. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of the Company’s Series A convertible preferred stock, risk free interest rate, expected dividend yield, expected volatility of the price of the underlying preferred stock, and a probability weighted expected term of the warrants. The most significant assumption impacting the fair value of the preferred stock warrants is the fair value of the Company’s Series A convertible preferred stock as of each remeasurement date. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its convertible preferred stock, results obtained from third-party valuations and additional factors that were deemed relevant. As of December 31, 2017 and June 4, 2018 (the date on which the warrants were fully exercised), the fair value of the Series A convertible preferred stock was, $5.17 per share and $8.44 per share, respectively. The Company historically has been a private company and lacks company-specific historical and implied volatility information of its stock. Therefore, it estimates its expected stock volatility based on the historical volatility of publicly traded peer companies for a term equal to the estimated remaining term of the warrants. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated remaining term of the warrants. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future.

Preferred Stock
Warrant Liability
Balance as of December 31, 2017	$0.4
Change in fair value	0.2
Exercise of preferred stock warrants	(0.6)
Balance as of December 31, 2018	$—